UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21399

The Aegis Funds

(Exact name of registrant as specified in charter)

1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Address of principal executive offices) (Zip code)

Aegis Financial Corp.
1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Name and address of agent for service)

Registrant's telephone number, including area code:	(703) 528-7788

Date of fiscal year end:	12/31

Date of reporting period:	9/30/11

Item 1.  SCHEDULE OF INVESTMENTS.

Aegis High Yield Fund
Schedule of Portfolio Investments
September 30, 2011
(Unaudited)

	Shares or Principal Amount	Value
Common Stocks - 5.7%

Diversified Financial Services - 0.0%
ADFITECH, Inc.(1)	5,000	$12,625

Miscellaneous Manufacturing - 0.1%
Arctic Glacier Income Fund(1)(2)	704,319	50,409

Real Estate Investment Trusts - 4.5%
CommonWealth REIT	40,800	773,976
PMC Commercial Trust REIT	114,120	890,136
Scott's Real Estate Investment Trust REIT(2)	20,500	114,835
		1,778,947
Transportation - 1.1%
Baltic Trading Ltd.	48,500	225,525
Globus Maritime Ltd.	39,077	203,200
		428,725
Total Common Stocks (Cost $2,708,297)		2,270,706

Corporate Bonds - 83.4%

Agriculture - 7.0%
Alliance One Intl., Inc., Company Guarantee, 10.00%, 7/15/2016	$1,000,000	830,000
Alliance One Intl., Inc., Sr. Subord., 5.50%, 7/15/2014	1,500,000	1,220,625
Vector Group Ltd., Sr. Sec., 11.00%, 8/15/2015	750,000	757,969
		2,808,594
Apparel - 0.9%
Unifi, Inc., Sr. Sec. Notes, 11.50%, 5/15/2014	350,000	356,125

Auto Parts & Equipment - 3.0%
Stanadyne Corp., Sr. Subord. Notes, 10.00%, 8/15/2014	500,000	472,500
Stanadyne Holdings, Inc., Sr. Discount Notes, 12.00%, 2/15/2015	750,000	718,125
		1,190,625
Chemicals - 5.8%
American Pacific Corp., Company Guarantee, 9.00%, 2/1/2015	2,500,000	2,300,000

Coal - 2.4%
Murray Energy Corp., Sr. Sec., 10.25%, 10/15/2015(3)	1,000,000	960,000

Diversified Financial Services - 0.7%
ADFITECH, Inc., Sr. Sec., 8.00%, 3/15/2020	19,567	13,697
Penson Worldwide, Inc., Sr. Unsec., 8.00%, 6/1/2014(3)	1,000,000	282,500
		296,197

Engineering & Construction - 0.1%
Pfleiderer Finance BV, Company Guarantee, 7.125%, 5/29/2049(2)	650,000	56,604

Entertainment - 2.5%
Jacobs Entertainment, Inc., Company Guarantee, 9.75%, 6/15/2014	1,000,000	982,500

Food - 3.0%
Reddy Ice Corp., Sr. Sec., 11.25%, 3/15/2015	1,250,000	1,146,875
Reddy Ice Corp., Sr. Sec., 13.25%, 11/1/2015	98,000	67,620
		1,214,495
Home Builders - 2.5%
Staunton Hotel LLC, Notes, 6.25%, 6/1/2029(3)	1,800,000	994,570

Investment Companies - 1.3%
Offshore Group Investments Ltd., Sr. Sec., 11.50%, 8/1/2015	500,000	517,500

Iron/Steel - 0.0%
Ryerson, Inc., Company Guarantee, 8.25%, 12/15/2011	5,000	4,944

Lodging - 2.1%
Royal Host, Inc., Sub Debentures, 5.90%, 6/30/2014(2)	8,000	5,459
Royal Host, Inc., Subord., 6.25%, 9/30/2013(2)	1,120,000	837,729
		843,188
Machinery-Diversified - 2.4%
Tempel Steel Co., Sr. Sec., 12.00%, 8/15/2016(3)	1,000,000	945,000

Media - 1.5%
Fisher Communications, Inc., Company Guarantee, 8.625%, 9/15/2014	363,000	363,907
Hearst-Argyle Television, Inc., Sr. Unsec., 7.00%, 1/15/2018	265,000	217,744
		581,651
Mining - 3.1%
Jaguar Mining, Inc., Sr. Unsec., 4.50%, 11/1/2014(3)	1,500,000	1,226,250

Oil Companies-Exploration & Production - 19.5%
ATP Oil & Gas Corp., Sr. Sec., 11.875%, 5/1/2015	1,250,000	876,563
Black Elk Energy Offshore Operations LLC and Black Elk Finance Corp., Sr. Sec., 13.75%, 12/1/2015	2,500,000	2,500,000
Panoro Energy ASA, Sr. Sec., 12.00%, 11/15/2018(3)	1,100,000	1,067,000
RAAM Global Energy Co., Sec., 12.50%, 10/1/2015	1,500,000	1,537,500
Toreador Resources Corp., Sr. Unsec., 7.00%, 10/1/2025	810,000	789,750
Woodbine Acquisition Corp., Sec., 12.00%, 5/15/2016	1,000,000	985,000
		7,755,813
Oil Refining & Marketing - 2.8%
Coffeyville Resources LLC, Sr. Sec., 10.875%, 4/1/2017(3)	1,000,000	1,120,000

Oil & Gas Services - 5.3%
Global Rig Co. ASA, Company Guarantee, 13.00%, 6/15/2015	1,200,000	1,200,000
Sevan Marine ASA, Sr. Sec., 3.417%, 5/14/2013(3)	600,000	405,000
Sevan Marine ASA, Sr. Sec., 13.25%, 8/10/2015(2)	4,500,000	517,453
		2,122,453
Packaging & Containers - 3.1%
Pretium Packaging LLC, Sr. Sec., 11.50%, 4/1/2016(3)	1,250,000	1,231,250

Real Estate Investment Trusts - 5.2%
Scott's Real Estate Investment Trust, Sub Debentures, 7.15%, 12/31/2012(2)(3)	16,000	15,887

Scott's Real Estate Investment Trust, Sub Debentures, 7.75%, 12/31/2014(2)	2,116,000	2,064,710
		2,080,597
Retail - 4.2%
HOA Restaurant Group LLC, Sr. Sec., 11.25%, 4/1/2017(3)	750,000	693,750
O'Charleys, Inc., Company Guarantee, 9.00%, 11/1/2013	1,000,000	975,000
		1,668,750
Telecommunications - 1.5%
Broadview Networks Holdings, Inc., Sr. Sec., 11.375%, 9/1/2012	750,000	603,750

Transportation - 3.5%
Boa Deep C AS, Sr. Sec., 8.51%, 4/27/2016(2)	3,445,313	548,776
Stolt-Nielsen Ltd., Sr. Unsec., 7.85%, 6/22/2016(2)	5,000,000	834,568
		1,383,344
Total Corporate Bonds (Cost $36,745,323)		33,244,200

Preferred Stocks - 5.2%

Insurance - 2.5%
Aspen Insurance Holdings Ltd., 5.625%	16,432	821,600
Homeowners Choice, Inc., 7.00%	19,735	175,148
		996,748
Oil Companies-Exploration & Production - 2.7%
ATP Oil & Gas Corp., 8.00%(3)	8,200	484,825
Magnum Hunter Resources Corp., 10.25%	23,900	596,305
		1,081,130
Total Preferred Stocks (Cost $2,573,709)		2,077,878

Short-Term Investments - 5.1%
UMB Bank Money Market Fiduciary, 0.010%(4)	$2,044,454	2,044,454

Total Short-Term Investments (Cost $2,044,454)		2,044,454

Total Investments - 99.4% (Cost $44,071,783)(5)		39,637,238

Other Assets and Liabilities - 0.6%		254,666

Net Assets -100.0%		$39,891,904

(1) Non-income producing securities.
(2) Foreign security denominated in U.S. Dollars.
(3) 144A – Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.
(4) Variable rate demand deposit; the rate shown is the 7-day effective yield as of September 30, 2011.
(5)At September 30, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$44,071,783

Gross unrealized appreciation	$326,477
Gross unrealized depreciation	(4,761,022)
Unrealized depreciation on foreign currency	(3,429)
Net unrealized depreciation on investments	$(4,437,974)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Security valuation.  Investments in securities are valued based on market quotations or on data furnished by an independent pricing service.  Short-term notes are stated at amortized cost, which is equivalent to value.  Restricted securities and other securities for which market quotations are not readily available are valued at fair value as determined by the Board of Trustees.  In determining fair value, the Board procedures consider all relevant qualitative and quantitative factors available.  These factors are subject to change over time and are reviewed periodically.  The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.  Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s advisor to be the primary market.  The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:
•
Level 1 – quoted prices in active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks and preferred stocks.  Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

Corporate bonds. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments.  Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Short-term investments.  Short-term investments are valued using amortized cost which approximates fair value.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock*	$2,270,706	$-	$-	$2,270,706
Corporate Bonds*	-	33,244,200	-	33,244,200
Preferred Stocks
Insurance	996,748	-	-	996,748
Oil Companies - Exploration & Production	596,305	484,825	-	1,081,130
Short-Term Investments**	-	2,044,454	-	2,044,454
Total	$3,863,759	$35,773,479	$-	$39,637,238

*   Please refer to the Schedule of Investments to view securities segregated by industry type.

** The Company maintains a demand deposit in excess of FDIC Insurance limits.  As a result, the Company is exposed to credit risk in the event of insolvency or other failure of the institution to meet its obligations.  The Company manages this risk by dealing with a major financial institution and monitoring its credit worthiness.

Foreign risk and currency translation.  The Fund may invest directly in foreign securities.  Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country.  These movements will affect the Fund’s share price and investment performance.  The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States.  The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks.  In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets.  Foreign issuers may be subject to less government supervision.  It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries.  There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title)	/s/Scott L. Barbee
Scott L. Barbee, President
Date:  November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Scott L. Barbee
Scott L. Barbee, President
Date:   November 29, 2011

By (Signature and Title)	/s/Sarah Q. Zhang
Sarah Q. Zhang, Treasurer
Date:   November 29, 2011